Pension and Other Benefit Plans - General (Details) - Pension Plan - Players' Pension Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension and Other Benefit Plans
Employer Identification Number	510185287
Plan number	001
Certified zone status	Green
Percentage of contribution	3.33%
Contribution amount	$ 6.5	$ 6.6